Stockholders’ Equity (Details)																												1 Months Ended																						3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 24, 2022 USD ($) shares	Apr. 05, 2022 USD ($) shares	Mar. 07, 2022 USD ($) $ / shares shares	Mar. 03, 2022 USD ($)	Mar. 01, 2022	Jan. 06, 2022 USD ($) shares	Dec. 14, 2021 USD ($) shares	Dec. 03, 2021 USD ($) shares	Nov. 15, 2021 USD ($) shares	Nov. 05, 2021 USD ($) shares	Oct. 25, 2021 USD ($) $ / shares shares	Aug. 15, 2021 USD ($) shares	Jul. 15, 2021 USD ($) shares	Feb. 04, 2021	Feb. 03, 2021 USD ($) shares	Feb. 01, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Dec. 14, 2020 USD ($) shares	Oct. 08, 2020 USD ($) shares	Sep. 11, 2020 USD ($) shares	Aug. 15, 2020 USD ($) shares	Jul. 03, 2020 USD ($) shares	May 13, 2020 USD ($) shares	May 07, 2020 USD ($)	Mar. 13, 2020	Mar. 05, 2020 USD ($) shares	Jan. 06, 2020 USD ($) shares	Feb. 24, 2022 USD ($) shares	Nov. 29, 2021 USD ($) shares	Sep. 15, 2021 USD ($) shares	Aug. 26, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jun. 17, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) shares	Feb. 26, 2021 USD ($) shares	Feb. 18, 2021 USD ($) shares	Dec. 29, 2020 $ / shares	Dec. 21, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 15, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	Aug. 21, 2020 USD ($) shares	Aug. 17, 2020	Jul. 17, 2020 shares	Jun. 29, 2020	Jun. 18, 2020 USD ($) shares	Mar. 19, 2020 USD ($) shares	Jan. 30, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares	May 20, 2022 $ / shares	Mar. 14, 2022 shares	Jul. 17, 2021 $ / shares shares	Jul. 09, 2021 shares	May 24, 2021 USD ($) shares	Apr. 21, 2021 USD ($) shares	Apr. 10, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 28, 2021 USD ($) shares	Feb. 08, 2021 USD ($) shares	Jan. 20, 2021 USD ($) shares	Jul. 13, 2020 $ / shares shares	Jul. 17, 2018 $ / shares
Stockholders’ Equity (Details) [Line Items]
Shares of capital stock (in Shares) | shares																																																		120,000,000			120,000,000																	35,000,000
Designated of common stock shares (in Shares) | shares																																																		100,000,000			100,000,000																	15,000,000
Common stock, par value (in Dollars per share) | $ / shares			$ 1,519,857								$ 0.001																																							$ 0.001			$ 0.001						$ 0.001											$ 0.001
Designated of preferred stock (in Shares) | shares																																																		20,000,000			20,000,000																	20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares																																																		$ 0.001			$ 0.001																	$ 0.001
Designated shares																																																									$ 243,741
Shares issued and outstanding (in Shares) | shares																																																		500			500
Common stock per share (in Dollars per share) | $ / shares																																																													$ 3.4
Restricted common stock (in Shares) | shares	50,000	185,000																																																										3					16,275	13,113	31,782		40,000
Gain/Loss on settlement of vendor liabilities																													$ 33,217																					$ 130,625			$ 130,625
Restricted common stock issued, shares (in Shares) | shares							211	194	13,392	25,000																			101,097	793						10,417
Fair value of services	$ 37,200	$ 192,400					$ 452	$ 429	$ 41,917	$ 85,750																			$ 246,676	$ 2,500						$ 50,002															$ 7,488		29,387
Accrued but unpaid.																																								$ 967,518													69,000
Gross proceeds			$ 2,659,750								$ 3,407,250
Aggregate common stock shares (in Shares) | shares			1,519,857								850,000																																																		750,000
Exercise price (in Dollars per share) | $ / shares			$ 1.75								$ 4.5																													$ 4.5																															$ 18
Restricted common stock issued																																																					75,000
Fair value for service exchange																																																			$ 8,364		24,001
Share based payments																																																					$ 2,405
Grant options (in Shares) | shares																																																	11,667									11,667
Fair value																																																	$ 57,123									$ 57,123					$ 34,500	$ 3,587	$ 69,332	$ 43,667	$ 125,000	$ 7,502	$ 192,000
Unvested employee options, description																																																					As of June 30, 2022, there was $1,806,860 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.37 years.		As of December 31, 2021, there was $3,197,018 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.23 year.	As of December 31, 2021, there was $3,197,018 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 1.23 year.
Additional warrants (in Shares) | shares																																																					67,173
Deemed dividend																																																					$ 81,728		$ 410,750
Warrants to purchase (in Shares) | shares																																								258,750										4,000,000			4,000,000
Warrants																																																		$ 4,074,803			$ 4,074,803
Issuance shares of common stock (in Shares) | shares																																																																						100,000,000
Issuance of preferred stock (in Shares) | shares																																																																						20,000,000
Reverse stock split, description																																											On August 17, 2020, following board of director’s approval, the Company filed a Certificate of Change to its Articles of Incorporation (the “Amendment”), with the Secretary of State of the State of Nevada to effectuate a one-for-twenty (1:3) reverse stock split (the “Reverse Stock Split”) of its common stock, par value $0.001 per share, without any change to its par value.
Converted shares (in Shares) | shares																																																							7,278	7,278
Share based payments																																																		2,141,218		$ 1,940,250	3,222,010	$ 3,510,489	$ 9,661,168		6,861,163
Number of shares authorized to issue (in Shares) | shares																																								2,744,288
Principal																																								$ 7,325,000
Debt obligations (in Shares) | shares																																								500,000
Warrants issued (in Shares) | shares																																								331,456															19,950	19,950
Lenders notes totaling																																								$ 20,000
Loss on debt extinguishment				$ 147,256																																				$ 4,915,327													$ 147,256		$ 1,025,555		$ (5,586,482)
Underwritten public offering (in Shares) | shares																																								1,725,000
Option to purchase shares (in Shares) | shares																																								258,750
Underwriting discounts and commissions.																			$ 2,588
Additional common stock (in Shares) | shares																																	112,500																														10,000
Stock based compensation expense																																																							$ 99,908
Total common stock shares (in Shares) | shares																																																																1,048				2,092
Loss on settlement of vendor liabilities																																																																		$ 12,719
Net proceeds																																	$ 2,213,500																							$ 224,540
Warrants issued (in Shares) | shares																																	46,667																						1,137,575	1,137,575	3,922
Warrant exercise price (in Dollars per share) | $ / shares																																	$ 5.4
Additional shares of common stock (in Shares) | shares																																																														954,568
Outstanding vendor liabilities (in Shares) | shares																													576,783
Restricted stock unit grants																								$ 2,500,000
Fair market value percentage																								100.00%
Options previously issued (in Shares) | shares																							152,992
Issued common stock (in Shares) | shares																							229,491
Exchange of options to stock																							$ 1,117,031
Weighted average remaining life																																																							1 year 2 months 23 days	1 year 2 months 23 days
Additional warrant issued (in Shares) | shares																			258,750																																				127,801	127,801
Fair value of Warrants																																																							$ 3,258,955		$ 37,927
Received exercise of warrants																																																							9,487,223
Warrants issued (in Shares) | shares																																	80,000
Stock-based compensation for stock warrants																																																							129,375
Stock-based compensation for stock warrants																																																							480,863
Share-based awards, restricted stock award, description														On February 4, 2021, the Board resolved that, the Company shall pay each member of the Board, for each calendar quarter during which such member continues to serve on the Board, compensation as a group amounts to $62,500 per quarter. The shares vest one year after issuance.
Stock-based compensation for RSA’s amount																																																							$ 391,035
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock (in Shares) | shares																																																		82,342			82,342
Gain/Loss on settlement of vendor liabilities																										$ 1,098	$ 4,233																				$ 122,953			$ 17,024			$ 17,024
Restricted common stock issued, shares (in Shares) | shares						8,850						820	715		1,929	50,000	30,000	10,417			6,167	15,000				2,153	1,412	50,000		793	348	2,154		9,624	291	10,000		8,371	7,979		1,866	20,000		6,667		50,000	20,000	50,000
Fair value of services						$ 19,736						$ 2,500	$ 2,500		$ 8,198	$ 196,000	$ 133,200	$ 38,647			$ 50,693	$ 204,300								$ 2,500	$ 999	$ 8,570		$ 49,371	$ 1,499	$ 48,000		$ 31,323	$ 21,304		$ 15,842	$ 180,000				$ 525,000		$ 585,000
Fair value exchange services																												$ 69,000
Share based payments																																																									$ 585,000
Restricted common stock issued to settle liabilities, value																										$ 25,000	$ 12,500																				$ 72,048
Conversion of warrant, description																									The company agreed to exchange 5,833 warrants for 5,000 shares of the company common stock. In connection with this agreement the company recorded a loss on conversion of warrants to stock of $5,772.																				The company agreed to exchange 5,833 warrants for 2,239 shares of the company common stock and $10,000.
Outstanding vendor liabilities (in Shares) | shares																																																						44,895	294,895	294,895	23,565
Treasury Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Cancelled shares (in Shares) | shares																																																									50,650
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Deemed dividend																																																									$ 18,421
Warrants issued (in Shares) | shares																																																							2,250,691	2,250,691
Warrant to purchase of common stock (in Shares) | shares																																																							2,414,218	2,414,218
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Share holders in the case of ISOs																								110.00%
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Share holders in the case of ISOs																								10.00%
Stock Option [Member]
Stockholders’ Equity (Details) [Line Items]
Stock option																																																					$ 2,831,696
Share based payments																																																							$ 7,616,195		$ 4,092,013
September 2020 Equity Raise [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																																																							$ 4.5
Principal																																																							$ 3,183,667
Debt obligations (in Shares) | shares																																																							768,204	768,204
Common stock exercise price. (in Dollars per share) | $ / shares																																																							$ 4.5
Warrant expiring																																																							5 years	5 years
Underwriting discounts and commissions.																																																							$ 7,762,500
Warrants to purchase.																																																							570,416
Resulting in contingent BCF value																																																							$ 3,051,810
IPO [Member] | September 2020 Equity Raise [Member]
Stockholders’ Equity (Details) [Line Items]
Price per unit (in Dollars per share) | $ / shares																																																							$ 4.5
Securities purchase agreements [Member]
Stockholders’ Equity (Details) [Line Items]
Securities purchase agreement, description					On March 1, 2022, the Company entered into securities purchase agreements with twenty-eight accredited investors whereby, at the closing, such investors purchased from the Company an aggregate of 1,401,457 shares of the Company’s common stock and (ii) 1,401,457 warrants to purchase shares of common stock, for an aggregate purchase price of $2,452,550. Such warrants are exercisable for a term of five-years from the date of issuance, at an exercise price of $1.75 per share. The Company has recorded $40,000 to stock issuance costs, which are part of Additional Paid-in Capital.
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares																																																		$ 1,000			$ 1,000
Designated shares																																																					$ 8,000
Common stock per share (in Dollars per share) | $ / shares																																																		$ 4.12			$ 4.12
Series E Convertible Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																																					$ 4.5
Preferred stock, description																																					On December 29, 2020, the Company entered into securities purchase agreements with thirty-three accredited investors whereby the Investors have agreed to purchase from the Company an aggregate of 7,778 shares of the Company’s Series E Convertible Preferred Stock, par value $0.001 per share and 2,831,715 warrants to purchase shares of the Company’s common stock, par value $0.001 per share. The Series E Preferred Stock is convertible into a total of 1,887,810 shares of Common Stock. The combined purchase price of one Conversion Share and one and a half warrant was $4.12. The aggregate purchase price for the Series E Preferred Stock and warrants was $7,777,777. The Company has recorded $817,353 to stock issuance costs, which are part of Additional Paid-in Capital.
Warrants, description																																					The placement agent for the transaction and received cash compensation equal to 10% of the aggregate purchase price and warrants to purchase 471,953 shares of the Company’s common stock, at an exercise price of $5.15 per share (the “PA Warrants”). The PA Warrants are exercisable for a term of five-years from the date of issuance.
Subscription receivable																																																							$ 40,000
Issuance cost																																																							$ 4,225
Converted shares (in Shares) | shares																																																							1,766,449	1,766,449
Warrants issued (in Shares) | shares																																																							486,516	486,516
Settlement of Vendor Liabilities [Member]
Stockholders’ Equity (Details) [Line Items]
Restricted common stock issued, shares (in Shares) | shares																													250,000
The Second February 2020 [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible note outstanding																				$ 125,000
Number of shares authorized to issue (in Shares) | shares																				34,722
February 2019 [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Convertible note outstanding																				$ 70,542
Number of shares authorized to issue (in Shares) | shares																				64,124
Interest on Convertible Debt, Net of Tax																				$ 112,888
Convertible Notes [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Shares) | shares																																																									214,080
Fair value of Warrants																																																									$ 1,520,449
Notes Payable – Related Party [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants issued (in Shares) | shares																																																									289
Fair value of Warrants																																																									$ 3,342